Note 19 - Warrants - Schedule of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, number of warrants (in shares)	7,654,572	2,530,092
Granted, number of warrants (in shares)	20,000	5,124,480
Granted, weighted average exercise price (in dollars per share)		$ 1.75
Granted, weighted average remaining term (Year)		3 years 18 days
Exercised, number of warrants (in shares)	(105,000)	0
Cancelled, number of warrants (in shares)		0
Exercised (in dollars per share)	$ 1.75
Balance, number of warrants (in shares)	7,569,572	7,654,572
Weighted Average [Member]
Balance, weighted average exercise price (in dollars per share)	$ 2.83	$ 5
Balance, weighted average remaining term (Year)	3 years 1 month 24 days	4 years 5 months 1 day
Granted, weighted average exercise price (in dollars per share)	$ 1.65
Granted, weighted average remaining term (Year)	3 years
Balance, weighted average exercise price (in dollars per share)	$ 2.85	$ 2.83
Balance, weighted average remaining term (Year)	2 years 1 month 24 days	3 years 1 month 24 days